JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

		2018		2017
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate[1]	Outstanding at December 31	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED[2]
US$1,000 notes issued 2007 at 6.35%[3]	2067	1,364	5.6%	1,252	5.0%
US$750 notes issued 2015 at 5.875%[4,5]	2075	1,024	6.5%	939	5.9%
US$1,200 notes issued 2016 at 6.125%[4,5]	2076	1,637	7.2%	1,502	6.6%
US$1,500 notes issued 2017 at 5.55%[4,5]	2077	2,047	6.2%	1,878	5.6%
$1,500 notes issued 2017 at 4.90%[4,5]	2077	1,500	5.5%	1,500	5.1%
		7,572		7,071
Unamortized debt discount and issue costs		(64)		(64)
		7,508		7,007

1	The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for loan fees and discounts.

2	The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.

3	In May 2017, Junior subordinated notes of US$1 billion converted from a fixed rate of 6.35 per cent to a floating rate that is reset quarterly to the three month LIBOR plus 2.21 per cent.

4
The Junior subordinated notes were issued to TransCanada Trust, a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TransCanada's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.

5	The coupon rate is initially a fixed interest rate for the first ten years and converts to a floating rate thereafter.